Group Subsidiaries	12 Months Ended
Dec. 31, 2014
Group Subsidiaries

7. Group Subsidiaries

At December 31, 2014 and 2013, the company had the following significant subsidiaries:

Corporation Name	Percentage Ownership as of December 31,		Country of Incorporation	Corporation Type
	2013	2014
- Navigator Gas US L.L.C.	100%	100%	Delaware (USA)	Service company
- Navigator Gas L.L.C.	100%	100%	Marshall Islands	Holding company
~ Navigator Atlas L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Centauri L.L.C.	n/a *	100%	Marshall Islands	Dormant
~ Navigator Ceres L.L.C.	n/a *	100%	Marshall Islands	Dormant
~ Navigator Ceto L.L.C.	n/a *	100%	Marshall Islands	Dormant
~ Navigator Copernico L.L.C.	n/a *	100%	Marshall Islands	Dormant
~ Navigator Capricorn L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Europa L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Galaxy L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Gemini L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Genesis L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Global L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Glory L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Grace L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Gusto L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Leo L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Libra L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Magellan L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Mariner L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Mars L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Neptune L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Oberon L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Pegasus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Phoenix L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Saturn L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Scorpio L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Taurus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Triton L.L.C.	100%	100%	Marshall Islands	Dormant
~ Navigator Umbrio L.L.C.	n/a *	100%	Marshall Islands	Dormant
~ Navigator Venus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Virgo L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ NGT Services (UK) Ltd	100%	100%	England	Service company
~ Falcon Funding PTE Ltd	100%	100%	Singapore	Service company
~ Navigator Gas Invest Ltd	100%	100%	England	Investment company
- PT Navigator Khatulistiwa	49%	49%	Indonesia	Vessel-owning company

*	Entities formed during 2014.

The VIE, PT Navigator Khatulistiwa, had total assets and liabilities, as of December 31, 2014, of $150,871,537 (2013: $158,909,086 ) and $100,391,187 (2013: $120,931,677 ) respectively.